CONTRACT LIABILITIES	6 Months Ended
Jun. 30, 2024
Contract Liabilities
CONTRACT LIABILITIES

12. CONTRACT LIABILITIES

Contract liabilities primarily relate to advance consideration received from customers.

Movement in contract liabilities:

	December 31, 2023	June 30, 2024
	SGD’000	SGD’000
As of January 1,	4,319	6,960
Decrease in contract liabilities as a result of recognizing revenue during the year that was included in the contract liabilities at the beginning of the year	(140)	(3,295)
Increase in contract liabilities as a result of receiving forward sales deposits and instalments during the year in respect of machines still under production	2,781	1,396
As of December 31/June 30	6,960	5,061